Summary of principle accounting policies - Income tax (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Summary of principal accounting policies
Unrecognized tax benefits impacting the Group's effective tax rate	¥ 18,163	¥ 209,078
Threshold to measure uncertain tax position	50.00%